Long-term financial investments (Tables)	12 Months Ended
Dec. 31, 2024
Long-term Financial Investments [Abstract]
Schedule of Equity- Accounted Investments
In addition to the above equity-accounted investments, the Corporation has also acquired ownership interest in various other investments, which are recognized at fair value (note 31).
13.    Long-term financial investments (cont'd):

Net carrying value	December 31, 2023	Contributions (Proceeds)	Change in Fair Value	December 31, 2024
Long-term investment - Forsee Power	$14,969	$—	$(12,699)	$2,270
Long-term investment - Wisdom Motor	4,100	—	(2,200)	1,900
Long-term investment - Quantron AG	4,400	1	(4,401)	—
Long-term investment - HyCap Fund	12,801	6,102	5,084	23,987
Long-term investment - Clean H2 Fund	4,075	5,328	(360)	9,043
Long-term investment - Templewater Fund	—	527	(212)	315
	$40,345	$11,958	$(14,788)	$37,515

Net carrying value	December 31, 2022	Contributions (Proceeds)	Change in Fair Value	December 31, 2023
Long-term investment - Forsee Power	$18,470	$—	$(3,501)	$14,969
Long-term investment - Wisdom Motor	10,000	(1,000)	(4,900)	4,100
Long-term investment - Quantron AG	5,333	3,304	(4,237)	4,400
Long-term investment - HyCap Fund	7,963	4,624	214	12,801
Long-term investment - Clean H2 Fund	565	3,983	(473)	4,075
	$42,331	$10,911	$(12,897)	$40,345